Consolidated Statement of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Operating activities
Profit after tax	€ 648.7	€ 885.0	€ 1,450.2
Adjustments to reconcile profit after tax to net cash provided by operating activities
Depreciation	748.7	640.5	561.0
(Increase)/decrease in inventories	(0.4)	0.8	(0.6)
Tax expense on profit	21.6	63.1	161.1
Share-based payments	7.0	7.7	6.4
(Increase) in trade receivables	(8.1)	(1.9)	(3.3)
Decrease/(increase) in other assets	61.9	(2.1)	(14.1)
Increase/(decrease) in trade payables	632.2	324.2	(44.5)
(Decrease)/increase in accrued expenses	(401.4)	198.6	241.1
(Decrease) in other creditors		(2.8)	(9.6)
(Decrease) in provisions	(55.7)	(2.5)	(0.1)
(Increase)/decrease in finance income	2.9	(0.5)	0.7
(Decrease)/increase in finance expense		(1.5)	3.8
Gain on sale of associate		(6.0)
Share of associate losses		15.8
Hedge ineffectiveness	407.2
Income tax paid	(120.5)	(100.9)	(118.9)
Net cash provided by operating activities	1,944.1	2,017.5	2,233.2
Investing activities
Capital expenditure (purchase of property, plant and equipment)	(1,195.8)	(1,546.7)	(1,470.6)
Decrease/(increase) in restricted cash	0.5	(0.3)	(22.8)
Decrease in financial assets: cash > 3 months	277.2	646.1	774.0
Acquisition of subsidiary (net of cash acquired)		(86.5)
Investment in associate		(15.0)
Net cash used in investing activities	(918.1)	(1,002.4)	(719.4)
Financing activities
Shareholder returns (net of tax)	(580.5)	(531.6)	(829.1)
Net proceeds from shares issued	19.1
Proceeds from long term borrowings	750.0	99.9	65.2
Repayments of long term borrowings	(408.1)	(422.8)	(458.9)
Lease liabilities paid	(67.5)
Net cash used in financing activities	(287.0)	(854.5)	(1,222.8)
Increase in cash and cash equivalents	739.0	160.6	291.0
Net foreign exchange differences	151.8
Cash and cash equivalents at beginning of year	1,675.6	1,515.0	1,224.0
Cash and cash equivalents at end of year	2,566.4	1,675.6	1,515.0
Interest income received	24.4	3.2	2.9
Interest expense paid	€ (74.3)	€ (60.6)	€ (56.1)